UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1
to

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period      January 1, 2013 to December 31, 2013

Security National Automotive Acceptance Company, LLC

Date of Report (Date of earliest event reported):	February 13, 2014
Commission File Number of securitizer:	025-01196
Central Index Key Number of securitizer:	0001556073

Security National Automotive Acceptance Company, LLC
Adam Contino
513 459-8118

EXPLANATORY NOTE
This amended Form ABS-15G is being filed by Security National Automotive Acceptance Company, LLC to replace the Form ABS-15G initially filed on February 13, 2014 (Accession No. 0000909518-14-000067) in its entirety. The initial filing mistakenly referenced Rule 15Ga-1(c)(2)(i) in Item 1.02.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2014

Security National Automotive Acceptance Company, LLC

By:	/s/ Adam Contino
	Name:	Adam Contino
	Title:	Chief Financial Officer